Income taxes (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Statutory income tax rate	27.00%	27.00%	27.00%
Barbados
Income Tax [Line Items]
Statutory income tax rate	2.50%
MAURITIUS
Income Tax [Line Items]
Statutory income tax rate	15.00%
IRELAND
Income Tax [Line Items]
Statutory income tax rate	12.50%
United States
Income Tax [Line Items]
Statutory income tax rate	21.00%